Investment in Equity-accounted Investees (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Schedule of condensed financial information with respect to the statement of financial position
		CPV Renewable **	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers
	ZIM *
	As at December 31, 2024
	$ Thousands
Principal place of business	International	US	US	US	US	US	US	US
Proportion of ownership interest	-	67%	25%	75%	69%	26%	50%	10%

Current assets	-	245,833	30,230	44,165	35,088	80,531	40,886	48,565
Non-current assets	-	1,069,378	868,860	645,692	905,818	816,325	663,285	1,304,935
Current liabilities	-	(135,901)	(16,081)	(52,720)	(495,123)	(72,216)	(54,116)	(93,004)
Non-current liabilities	-	(382,588)	(526,244)	(291,268)	(219,889)	(231,226)	(416,031)	(646,397)
Total net assets	-	796,722	356,765	345,869	225,894	593,414	234,024	614,099

Group's share of net assets	-	531,175	89,191	259,402	155,370	154,288	117,012	62,351
Adjustments:
Excess cost	-	63,488	77,478	(4,390)	(103,388)	27,258	(503)	8,344

Book value of investment	-	594,663	166,669	255,012	51,982	181,546	116,509	70,695

Investments in equity-accounted investees	-	594,663	166,669	255,012	51,982	181,546	116,509	70,695

	ZIM	CPV Renewable **	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers

	As at December 31, 2023
	$ Thousands
Principal place of business	International	US	US	US	US	US	US	US
Proportion of ownership interest	21%	-	25%	25%	37.5%	26%	50%	10%

Current assets	2,571,400	-	44,500	46,586	54,014	74,591	48,015	52,425
Non-current assets	5,774,600	-	911,763	650,720	935,750	880,572	673,339	1,393,984
Current liabilities	(2,518,100)	-	(64,909)	(64,155)	(64,360)	(201,226)	(105,317)	(120,546)
Non-current liabilities	(3,369,900)	-	(344,274)	(314,069)	(645,995)	(222,946)	(371,771)	(711,571)
Total net assets	2,458,000	-	547,080	319,082	279,409	530,991	244,266	614,292

Group's share of net assets	507,019	-	136,770	79,771	104,862	138,058	122,133	62,370
Adjustments:
Excess cost	150,884	-	79,018	(13,943)	(48,999)	26,561	(503)	8,368
Total impairment loss	(928,809)	-	-	-	-	-	-	-
Unrecognised losses*	270,906	-	-	-	-	-	-	-

Book value of investment	-	-	215,788	65,828	55,863	164,619	121,630	70,738

Investments in equity-accounted investees	-	-	215,788	65,828	55,863	164,619	121,630	70,738

* Following the disposal of ZIM, ZIM will no longer be an associate to the Group. Refer to Note 5 for further details. In 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.

**  Refer to Note 11.A.7 for deconsolidation of CPV Renewable

Schedule of condensed financial information with respect to results of operations
		CPV Renewable***	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers
	ZIM**
	For the year ended December 31, 2024
	$ Thousands

Revenue	8,427,400	10,933	299,331	238,807	167,064	418,684	262,076	333,319

Income/(loss)*	2,147,700	(1,201)	102,619	11,480	(60,513)	119,665	14,599	9,356

Other comprehensive income *	3,600	1,658	6,168	20,157	6,996	(9,242)	(25,215)	(9,548)

Total comprehensive income	2,151,300	457	108,787	31,637	(53,517)	110,423	(10,616)	(192)

Kenon’s share of comprehensive income	101,492	304	27,197	14,598	(20,546)	28,710	(5,308)	(19)

Adjustments	(464)	(557)	(1,541)	600	4,229	696	(2)	(24)

Kenon’s share of comprehensive income presented in the books	101,028	(253)	25,656	15,198	(16,317)	29,406	(5,151)	(43)

		CPV Renewable***	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers
	ZIM**
	For the year ended December 31, 2023
	$ Thousands

Revenue	5,162,200	-	273,763	238,800	134,805	395,779	239,165	145,380

Loss/income*	(2,695,600)	-	106,110	23,956	(74,767)	163,651	32,527	603

Other comprehensive income *	12,300	-	(17,066)	(25,678)	(18,728)	(31,270)	22,637	(12,310)

Total comprehensive income	(2,683,300)	-	89,044	(1,722)	(93,495)	132,381	55,164	(11,707)

Kenon’s share of comprehensive income	(279,236)	-	22,261	(431)	(35,089)	34,419	27,582	(1,171)

Adjustments	13,190	-	(1,928)	453	3,777	(54)	301	(11)

Kenon’s share of comprehensive income presented in the books	(266,046)	-	20,333	22	(31,312)	34,365	27,883	(1,182)
		CPV Renewable***	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers
	ZIM**
	For the year ended December 31, 2022
	$ Thousands

Revenue	12,561,600	-	373,967	243,710	261,386	494,665	405,548	(2,722)

Loss/income*	4,619,400	-	98,907	33,249	6,853	47,436	69,138	(7,934)

Other comprehensive income *	(41,200)	-	15,730	6,419	16,301	22,616	1,178	53,814

Total comprehensive income	4,578,200	-	114,637	39,668	23,154	70,052	70,316	45,880

Kenon’s share of comprehensive income	1,023,567	-	28,659	9,917	8,690	18,214	35,158	4,588

Adjustments	558	-	(1,267)	458	3,554	(184)	413	-

Kenon’s share of comprehensive income presented in the books	1,024,125	-	27,392	10,375	12,244	18,030	35,571	4,588

*	Excludes portion attributable to non-controlling interest.

**	Following the disposal of ZIM, ZIM will no longer be an associate to the Group. Refer to Note 5 for further details

***	Refer to Note 11.A.7 for deconsolidation of CPV Renewable

Schedule of OPC’s material equity-accounted investees
			Ownership interest as at December 31
	Note	Main location of company's activities	2024	2023
CPV Valley Holdings, LLC	9.C.1	New York	50%	50%
CPV, Three Rivers, LLC		Illinois	10%	10%
CPV Fairview, LLC		Pennsylvania	25%	25%
CPV Maryland, LLC	9.C.2	Maryland	75%	25%
CPV Shore Holdings, LLC	9.C.2	New Jersey	68%	38%
CPV Towantic, LLC		Connecticut	26%	26%

Schedule of fair value of the identifiable assets acquired and liabilities assumed
$ Million
Property, plant and equipment	429
Loans	(292)
Other identifiable assets and liabilities	45
182